Earnings Per Share	9 Months Ended
Sep. 30, 2025
Earnings Per Share [Abstract]
Earnings Per Share	EARNINGS PER SHARE
Basic earnings per share “EPS” is calculated with reference to the weighted average number of common shares outstanding during the period.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Nine months ended September 30,
(in thousands of $)	2025	2024
Net income net of non-controlling interests - basic and diluted	55,318	46,345

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Nine months ended September 30,
(in thousands of $)	2025	2024
Basic:
Weighted average number of common shares outstanding	103,874	104,217

Dilutive:
Dilutive impact of share options and RSUs	985	918
Dilutive impact of 2025 Convertible Bonds (1)	3,460	—
Weighted average number of common shares outstanding	108,319	105,135

EPS are as follows:

	Nine months ended September 30,
	2025	2024
Basic earnings per share ($)	$0.53	$0.44
Diluted earnings per share ($)	$0.51	$0.44
(1) On June 30, 2025, we issued $575 million of 2.75% convertible senior unsecured notes (the “2025 Convertible Bonds”), maturing December 15, 2030. The initial conversion rate is 17.3834 common shares per $1,000 principal amount of the bonds, equivalent to conversion price of approximately $57.53 per common share. The time-weighted potential dilutive impact of the issuance using the if-converted method has been reflected above.